Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses

	December 31, 2021	December 31, 2020
Selling and marketing costs	$6,031	$3,468
Employee compensation and related benefits	2,005	1,090
Professional fees	225	73

Total	$8,261	$4,631